DEPOSITS	12 Months Ended
Dec. 31, 2014
DEPOSITS [Abstract]
DEPOSITS
NOTE 8 – DEPOSITS

A summary of interest expense on deposits for the years ended December 31 follows:

	2014	2013	2012
	(In thousands)
Savings and interest bearing checking	$1,064	$1,131	$1,830
Time deposits under $100,000	2,467	2,995	4,838
Time deposits of $100,000 or more	1,436	1,580	2,245
Total	$4,967	$5,706	$8,913

Aggregate time deposits in denominations of $250,000 or more amounted to $42.8 million and $32.7 million at December 31, 2014 and 2013, respectively.

A summary of the maturity of time deposits at December 31, 2014, follows:

(In thousands)
2015	$239,914
2016	88,123
2017	22,569
2018	22,952
2019	15,497
2020 and thereafter	1,072
Total	$390,127

Time deposits acquired through broker relationships totaled $11.3 million and $13.5 million at December 31, 2014 and 2013, respectively.

Reciprocal deposits totaled $53.7 million and $83.5 million at December 31, 2014 and 2013, respectively. These deposits represent demand, money market and time deposits from our customers that have been placed through Promontory Interfinancial Network’s Insured Cash Sweep® service and Certificate of Deposit Account Registry Service®. These services allow our customers to access multi-million dollar FDIC deposit insurance on deposit balances greater than the standard FDIC insurance maximum.

A summary of reciprocal deposits at December 31 follows:

	2014	2013
	(In thousands)
Demand	$5,867	$7,018
Money market	7,692	4,197
Time	40,109	72,312
Total	$53,668	$83,527